Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Cash at bank and on hand	$ 148,040	$ 95,822
Project finance facility [member]
Disclosure of cash and cash equivalents [line items]
Cash at bank and on hand	124,000	56,400
Rio Tinto [member]
Disclosure of cash and cash equivalents [line items]
Sort-term liquid investments	$ 741,700	$ 741,700